Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2014 and September 30, 2013:

	Fair Value at September 30, 2014
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,387	$—	$—	$101,387
Obligations of U.S. government	—	731,943	—	731,943
Obligations of states and political subdivisions	—	23,681	—	23,681
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	509,007	—	509,007
Agency pass through mortgage-backed securities	—	1,584,508	—	1,584,508
Other commercial MBS	—	98,916	—	98,916
Other debt securities	—	—	—	—
Balance at end of period	$101,387	$2,948,055	$—	$3,049,442

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2014, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2014. These estimated fair values are shown gross of estimated selling costs:

	As of September 30, 2014				Quarter Ended September 30, 2014	Year Ended September 30, 2014
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$10,156	$10,156	$—	$(1,311)
Covered REO (2)	—	—	10,520	10,520	113	616
Real estate held for sale (2)	—	—	51,624	51,624	1,878	18,660
Balance at end of period	$—	$—	$72,300	$72,300	$1,991	$17,965
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(1)	The losses represent remeasurements of collateral-dependent loans.

(2)	The losses represent aggregate writedowns and charge-offs on real estate held for sale.